Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 20.2%
Alior Bank SA(a)(b)	162,240	$719,648
Bank Handlowy w Warszawie SA(a)	207,557	1,882,854
Bank Millennium SA(a)(b)	3,481,592	2,599,118
Bank Polska Kasa Opieki SA(a)	633,067	9,583,837
mBank SA(a)	78,911	3,187,600
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,349,999	23,596,578
Santander Bank Polska SA(a)	175,238	8,135,382

		49,705,017

Capital Markets — 0.8%
Warsaw Stock Exchange(b)	170,078	1,951,268

Chemicals — 1.4%
Ciech SA(a)	189,213	1,501,891
Grupa Azoty SA(a)(b)	279,266	1,870,218

		3,372,109

Construction & Engineering — 1.9%
Budimex SA(b)	62,242	4,558,546

Consumer Finance — 1.4%
KRUK SA(a)	94,189	3,553,448

Diversified Telecommunication Services — 2.2%
Orange Polska SA(a)	3,257,988	5,502,418

Electric Utilities — 5.0%
Enea SA(a)(b)	1,322,031	1,918,850
Energa SA(a)(b)	300,501	596,512
PGE Polska Grupa Energetyczna SA(a)	4,160,373	6,398,183
Tauron Polska Energia SA(a)(b)	5,846,476	3,328,810

		12,242,355

Entertainment — 12.7%
CD Projekt SA(a)(b)	262,613	27,291,293
PlayWay SA	6,178	914,832
TEN Square Games SA	20,349	3,089,269

		31,295,394

Food & Staples Retailing — 5.0%
Dino Polska SA(a)(c)	154,668	10,407,489
Eurocash SA(a)(b)	508,431	1,937,139

		12,344,628

Health Care Equipment & Supplies — 0.5%
Mercator Medical SA(a)	9,099	1,238,124

Health Care Providers & Services — 1.0%
Neuca SA(b)	14,580	2,423,517

Hotels, Restaurants & Leisure — 1.2%
AmRest Holdings SE(a)(b)	460,457	3,003,782

Insurance — 6.1%
Powszechny Zaklad Ubezpieczen SA(a)	2,220,807	14,884,384

Internet & Direct Marketing Retail — 7.9%
Allegro.eu SA(a)(c)	948,674	19,507,552

Security	Shares	Value

Machinery — 0.2%
Famur SA(a)(b)	902,565	$397,822

Media — 3.9%
Cyfrowy Polsat SA	1,341,561	9,557,011

Metals & Mining — 9.5%
Jastrzebska Spolka Weglowa SA(a)(b)	366,706	2,394,156
KGHM Polska Miedz SA(a)	526,943	20,948,374

		23,342,530

Oil, Gas & Consumable Fuels — 10.8%
Grupa Lotos SA	475,426	4,397,817
Polski Koncern Naftowy ORLEN SA	811,120	11,976,356
Polskie Gornictwo Naftowe i Gazownictwo SA	8,030,084	10,247,570

		26,621,743

Software — 2.1%
Asseco Poland SA(b)	296,987	5,253,532

Textiles, Apparel & Luxury Goods — 5.9%
CCC SA(a)(b)	212,820	3,543,214
LPP SA(a)	5,988	10,975,870

		14,519,084

Total Common Stocks — 99.7% (Cost: $333,734,945)		245,274,264

Short-Term Investments

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	18,786,560	18,797,832
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,990,000	1,990,000

		20,787,832

Total Short-Term Investments — 8.4% (Cost: $20,787,664)		20,787,832

Total Investments in Securities — 108.1% (Cost: $354,522,609)		266,062,096

Other Assets, Less Liabilities — (8.1)%		(19,987,401)

Net Assets — 100.0%		$246,074,695

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,967,786	$12,834,368	(a)	$—	$(1,466)	$(2,856)	$18,797,832	18,786,560	$47,324	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,381,000	609,000	(a)	—	—	—	1,990,000	1,990,000	334		—

					$(1,466)	$(2,856)	$20,787,832		$47,658		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	14	12/18/20	$842	$71,485

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$245,274,264	$—	$—	$245,274,264
Money Market Funds	20,787,832	—	—	20,787,832

	$266,062,096	$—	$—	$266,062,096

Derivative financial instruments(a)
Assets
Futures Contracts	$71,485	$—	$—	$71,485

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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